First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 96.6%
	Aerospace & Defense — 2.0%
30,607	Boeing (The) Co. (a)	$6,091,711
17,350	Curtiss-Wright Corp.	11,817,432
34,048	General Electric Co.	9,661,801
88,244	Leonardo DRS, Inc.	3,928,623
47,405	RTX Corp.	9,144,425
		40,643,992
	Air Freight & Logistics — 1.2%
33,518	FedEx Corp.	11,938,442
128,169	United Parcel Service, Inc., Class B	12,609,266
		24,547,708
	Automobiles — 1.1%
60,130	Tesla, Inc. (a) (b)	22,353,328
	Banks — 7.6%
329,171	Banco Santander S.A., ADR	3,713,049
910,499	Bank of America Corp.	44,386,826
15,974	Bank of Montreal	2,161,921
43,745	Bank of Nova Scotia (The)	3,031,966
82,474	BankUnited, Inc.	3,724,526
23,197	Canadian Imperial Bank of Commerce	2,197,916
101,170	Citigroup, Inc.	11,473,690
88,964	CVB Financial Corp.	1,725,012
45,940	East West Bancorp, Inc.	4,904,554
187,689	ING Groep N.V., ADR	4,889,298
174,478	JPMorgan Chase & Co. (b)	51,324,449
27,686	Royal Bank of Canada	4,479,041
66,875	Toronto-Dominion Bank (The)	6,240,106
38,904	UMB Financial Corp.	4,387,982
91,869	Wells Fargo & Co.	7,313,691
		155,954,027
	Beverages — 1.6%
44,036	Anheuser-Busch InBev S.A./N.V., ADR	3,054,777
131,906	Coca-Cola (The) Co.	10,031,451
222,162	Coca-Cola Europacific Partners PLC (b)	20,143,429
		33,229,657
	Biotechnology — 1.9%
93,680	AbbVie, Inc. (b)	20,374,463
6,849	Amgen, Inc.	2,409,821
82,332	Gilead Sciences, Inc.	11,474,611
50,889	Ionis Pharmaceuticals, Inc. (a)	3,821,255
		38,080,150
	Broadline Retail — 2.1%
206,146	Amazon.com, Inc. (a) (b)	42,934,027
	Capital Markets — 2.0%
4,241	Blackrock, Inc.	4,078,612
15,072	Cboe Global Markets, Inc.	4,236,287
54,224	Charles Schwab (The) Corp.	5,095,971
39,980	CME Group, Inc.	11,808,093
65,000	Deutsche Bank AG	1,935,700

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
9,112	Goldman Sachs Group (The), Inc.	$7,708,661
13,167	Intercontinental Exchange, Inc.	2,070,906
12,938	Morgan Stanley	2,129,207
35,354	Robinhood Markets, Inc., Class A (a)	2,450,032
		41,513,469
	Chemicals — 1.8%
27,036	Ecolab, Inc.	7,192,117
53,587	Linde PLC	26,566,291
4,162	NewMarket Corp.	2,667,634
		36,426,042
	Commercial Services & Supplies — 0.5%
37,053	Cintas Corp.	6,267,145
106,341	OPENLANE, Inc. (a)	3,099,840
		9,366,985
	Communications Equipment — 1.4%
19,182	Ciena Corp. (a)	7,447,028
275,293	Cisco Systems, Inc.	21,359,984
		28,807,012
	Construction & Engineering — 2.5%
161,191	API Group Corp. (a)	6,531,459
8,676	Comfort Systems USA, Inc.	11,964,117
17,259	EMCOR Group, Inc.	12,742,492
107,183	Fluor Corp. (a)	5,000,087
14,606	MYR Group, Inc. (a)	4,123,566
24,828	Sterling Infrastructure, Inc. (a)	10,111,700
		50,473,421
	Consumer Finance — 0.1%
13,265	Dave, Inc. (a)	2,309,304
	Consumer Staples Distribution & Retail — 4.1%
5,904	Casey’s General Stores, Inc.	4,297,286
50,412	Costco Wholesale Corp.	50,232,029
28,236	Performance Food Group Co. (a)	2,418,696
96,080	US Foods Holding Corp. (a)	8,859,537
138,419	Walmart, Inc.	17,202,713
		83,010,261
	Diversified Consumer Services — 0.1%
17,423	Grand Canyon Education, Inc. (a)	2,962,433
	Diversified Telecommunication Services — 1.2%
814,646	AT&T, Inc.	23,616,588
	Electric Utilities — 3.1%
64,060	American Electric Power Co., Inc.	8,396,985
49,904	Duke Energy Corp.	6,534,430
51,784	Entergy Corp.	5,818,450
41,000	Evergy, Inc.	3,358,720
151,100	Exelon Corp.	7,406,922
91,447	FirstEnergy Corp.	4,632,705
83,716	IDACORP, Inc.	11,968,877
25,664	NextEra Energy, Inc.	2,383,672

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
384,369	PG&E Corp.	$6,753,363
39,694	Southern (The) Co.	3,831,265
31,970	Xcel Energy, Inc.	2,539,697
		63,625,086
	Electrical Equipment — 0.9%
27,084	AMETEK, Inc.	5,805,726
8,117	GE Vernova, Inc.	7,085,329
37,297	Nextpower, Inc., Class A (a)	4,496,154
		17,387,209
	Electronic Equipment, Instruments & Components — 0.7%
25,042	Advanced Energy Industries, Inc.	8,081,304
13,696	Celestica, Inc. (a)	3,857,889
12,210	OSI Systems, Inc. (a)	3,241,877
		15,181,070
	Energy Equipment & Services — 0.6%
164,256	TechnipFMC PLC	11,355,017
	Entertainment — 0.9%
42,635	Liberty Media Corp.-Liberty Formula One, Class C (a)	3,624,828
16,100	NetEase, Inc., ADR	1,802,234
112,360	Netflix, Inc. (a) (b)	10,803,414
10,781	TKO Group Holdings, Inc.	2,173,988
		18,404,464
	Financial Services — 2.8%
92,122	Berkshire Hathaway, Inc., Class B (a)	44,144,862
128,637	Jackson Financial, Inc., Class A	13,599,504
		57,744,366
	Food Products — 0.5%
90,968	Cal-Maine Foods, Inc.	7,200,117
64,579	Pilgrim’s Pride Corp.	2,438,503
		9,638,620
	Ground Transportation — 0.8%
67,750	Union Pacific Corp.	16,437,505
	Health Care Equipment & Supplies — 0.8%
57,085	Cooper (The) Cos., Inc. (a)	4,081,578
78,375	Edwards Lifesciences Corp. (a)	6,276,270
63,502	Medtronic PLC	5,502,448
		15,860,296
	Health Care Providers & Services — 0.9%
36,612	Cigna Group (The)	9,766,251
48,738	Encompass Health Corp.	4,714,427
18,502	Tenet Healthcare Corp. (a)	3,491,512
		17,972,190
	Health Care REITs — 0.3%
27,705	National Health Investors, Inc.	2,240,227
183,662	Sabra Health Care REIT, Inc.	3,531,820
		5,772,047

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 1.1%
640	Booking Holdings, Inc.	$2,694,605
39,169	Hilton Worldwide Holdings, Inc.	11,910,509
52,952	Yum! Brands, Inc.	8,232,977
		22,838,091
	Household Durables — 0.2%
22,594	Toll Brothers, Inc.	3,083,403
	Household Products — 0.7%
171,592	Colgate-Palmolive Co.	14,624,786
	Independent Power and Renewable Electricity Producers — 0.5%
65,119	Vistra Corp.	9,789,339
	Industrial REITs — 0.3%
42,114	Prologis, Inc.	5,566,629
	Insurance — 2.4%
49,274	Aflac, Inc.	5,405,851
45,406	Arch Capital Group Ltd. (a)	4,358,522
35,369	Chubb Ltd.	11,527,818
32,343	Hartford Insurance Group (The), Inc.	4,373,744
74,651	Progressive (The) Corp.	14,798,814
31,825	Travelers (The) Cos., Inc.	9,282,716
		49,747,465
	Interactive Media & Services — 4.6%
127,694	Alphabet, Inc., Class A (b)	36,719,687
108,105	Alphabet, Inc., Class C (b)	31,011,000
47,065	Meta Platforms, Inc., Class A (b)	26,927,298
		94,657,985
	IT Services — 0.4%
17,293	Cloudflare, Inc., Class A (a)	3,568,238
21,942	International Business Machines Corp.	5,318,521
		8,886,759
	Life Sciences Tools & Services — 0.3%
53,185	Agilent Technologies, Inc.	6,062,026
	Machinery — 2.0%
56,054	Allison Transmission Holdings, Inc.	6,561,681
12,575	Caterpillar, Inc.	8,908,885
27,957	Illinois Tool Works, Inc.	7,276,928
28,297	ITT, Inc.	5,391,427
9,634	Nordson Corp.	2,563,222
3,719	RBC Bearings, Inc. (a)	2,019,863
13,362	Watts Water Technologies, Inc., Class A	3,878,855
15,863	Westinghouse Air Brake Technologies Corp.	3,964,322
		40,565,183
	Metals & Mining — 1.2%
73,982	Alamos Gold, Inc., Class A	3,287,020
72,052	Anglogold Ashanti PLC	7,014,983
92,438	Gold Fields Ltd., ADR	4,196,685
29,146	Rio Tinto PLC, ADR	2,719,031

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
30,254	Southern Copper Corp.	$5,205,503
185,753	Vale S.A., ADR	2,955,330
		25,378,552
	Mortgage REITs — 0.5%
447,460	AGNC Investment Corp.	4,488,024
229,649	Annaly Capital Management, Inc.	4,857,076
105,544	ARMOUR Residential REIT, Inc.	1,760,474
		11,105,574
	Multi-Utilities — 1.4%
103,120	CenterPoint Energy, Inc.	4,450,659
55,894	CMS Energy Corp.	4,336,256
40,481	Consolidated Edison, Inc.	4,581,640
32,234	Dominion Energy, Inc.	1,992,706
75,641	NiSource, Inc.	3,529,409
76,674	Sempra	7,450,413
18,920	WEC Energy Group, Inc.	2,190,368
		28,531,451
	Oil, Gas & Consumable Fuels — 5.1%
423,387	Antero Midstream Corp.	9,653,224
186,266	APA Corp.	7,905,129
54,846	Chevron Corp.	11,347,637
247,889	DHT Holdings, Inc.	4,528,932
61,770	DT Midstream, Inc.	8,318,566
92,934	Enbridge, Inc.	5,031,447
185,951	Energy Transfer, L.P. (c)	3,588,854
155,389	Exxon Mobil Corp.	26,363,298
135,200	HF Sinclair Corp.	8,435,128
240,419	Kinder Morgan, Inc.	8,061,249
26,064	TotalEnergies SE	2,371,303
129,684	Williams (The) Cos., Inc.	9,438,401
		105,043,168
	Personal Care Products — 0.4%
138,288	Unilever PLC, ADR (b)	7,878,267
	Pharmaceuticals — 4.2%
87,139	Bristol-Myers Squibb Co.	5,284,980
6,868	Eli Lilly & Co. (b)	6,316,980
167,310	Johnson & Johnson	40,897,257
61,648	Merck & Co., Inc.	7,415,638
99,476	Novartis AG, ADR	15,194,959
218,757	Royalty Pharma PLC, Class A	10,493,773
		85,603,587
	Residential REITs — 0.1%
32,434	Equity LifeStyle Properties, Inc.	2,024,530
	Retail REITs — 0.5%
100,824	Kimco Realty Corp.	2,265,515
81,688	Realty Income Corp.	4,997,672
12,427	Simon Property Group, Inc.	2,318,008
		9,581,195

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment — 10.1%
18,646	Advanced Micro Devices, Inc. (a)	$3,793,156
12,054	Applied Materials, Inc.	4,119,937
30,861	ASML Holding N.V.	40,762,135
127,859	Broadcom, Inc. (b)	39,573,639
15,345	Cirrus Logic, Inc. (a)	2,219,194
601,938	NVIDIA Corp. (b)	104,977,987
100,772	SolarEdge Technologies, Inc. (a)	5,144,410
15,287	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,166,242
		205,756,700
	Software — 4.4%
170,559	Fortinet, Inc. (a)	13,938,082
39,847	InterDigital, Inc.	12,033,794
112,072	Microsoft Corp. (b)	41,485,692
50,774	Nebius Group N.V. (a)	5,268,310
21,454	Oracle Corp.	3,156,098
87,806	Palantir Technologies, Inc., Class A (a)	12,844,262
		88,726,238
	Specialized REITs — 1.5%
37,818	Digital Realty Trust, Inc.	6,815,182
10,839	Equinix, Inc.	10,624,821
52,743	Gaming and Leisure Properties, Inc.	2,340,207
243,709	VICI Properties, Inc.	6,658,130
158,238	Weyerhaeuser Co.	3,865,754
		30,304,094
	Specialty Retail — 1.6%
265,449	Bath & Body Works, Inc.	4,955,933
163,260	Gap (The), Inc.	3,950,892
106,845	National Vision Holdings, Inc. (a)	2,767,285
44,584	Ross Stores, Inc.	9,658,232
48,163	TJX (The) Cos., Inc.	7,691,631
63,965	Urban Outfitters, Inc. (a)	4,052,183
		33,076,156
	Technology Hardware, Storage & Peripherals — 7.1%
535,119	Apple, Inc. (b)	135,807,851
39,386	Dell Technologies, Inc., Class C	6,464,424
44,244	Everpure, Inc., Class A (a)	2,612,166
		144,884,441
	Tobacco — 1.6%
241,893	Altria Group, Inc.	15,962,519
144,269	British American Tobacco PLC, ADR	8,435,408
47,064	Philip Morris International, Inc.	7,781,562
		32,179,489
	Trading Companies & Distributors — 0.6%
32,009	AerCap Holdings N.V.	4,390,995
113,956	Fastenal Co.	5,287,558
8,820	Ferguson Enterprises, Inc.	2,057,353
		11,735,906

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services — 0.3%
132,320	America Movil S.A.B. de C.V., ADR	$3,371,514
15,562	T-Mobile US, Inc.	3,268,487
		6,640,001
	Total Common Stocks	1,969,877,289
	(Cost $1,599,864,005)
MONEY MARKET FUNDS — 3.9%
80,184,498	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (d)	80,184,498
	(Cost $80,184,498)
	Total Investments — 100.5%	2,050,061,787
	(Cost $1,680,048,503)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
	Call Options Written — (0.6)%
(50)	S&P 500® Index	$(32,642,600)	$6,600.00	04/17/26	(419,750)
(320)	S&P 500® Index	(208,912,640)	6,650.00	04/17/26	(1,993,600)
(300)	S&P 500® Index	(195,855,600)	6,675.00	04/17/26	(1,536,900)
(300)	S&P 500® Index	(195,855,600)	6,750.00	04/17/26	(783,300)
(300)	S&P 500® Index	(195,855,600)	6,800.00	04/17/26	(436,500)
(275)	S&P 500® Index	(179,534,300)	6,925.00	04/17/26	(71,500)
(300)	S&P 500® Index	(195,855,600)	6,700.00	05/15/26	(3,323,700)
(300)	S&P 500® Index	(195,855,600)	6,725.00	05/15/26	(2,811,900)
	Total Written Options				(11,377,150)
	(Premiums received $30,490,948)
	Net Other Assets and Liabilities — 0.1%				1,812,658
	Net Assets — 100.0%				$2,040,497,295

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At March 31, 2026, the value of these securities amounts to $260,158,811.
(c)	Security is a Master Limited Partnership.
(d)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,969,877,289	$1,969,877,289	$—	$—
Money Market Funds	80,184,498	80,184,498	—	—
Total Investments	$2,050,061,787	$2,050,061,787	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,377,150)	$(11,377,150)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 96.3%
	Aerospace & Defense — 1.0%
10,394	General Electric Co.	$2,949,506
8,500	Leonardo DRS, Inc.	378,420
12,408	Woodward, Inc.	4,441,071
		7,768,997
	Automobiles — 3.2%
67,412	Tesla, Inc. (a) (b)	25,060,411
	Banks — 1.4%
15,258	Citizens Financial Group, Inc.	915,022
8,059	Commerce Bancshares, Inc.	396,503
17,517	East West Bancorp, Inc.	1,870,115
13,590	HDFC Bank Ltd., ADR	338,119
6,674	Pinnacle Financial Partners, Inc.	574,898
11,405	PNC Financial Services Group (The), Inc.	2,373,267
11,952	ServisFirst Bancshares, Inc.	870,464
44,972	U.S. Bancorp	2,338,994
11,565	UMB Financial Corp.	1,304,416
		10,981,798
	Beverages — 1.8%
38,508	Celsius Holdings, Inc. (a)	1,366,264
20,888	Coca-Cola (The) Co.	1,588,533
9,991	Coca-Cola Consolidated, Inc.	1,915,674
59,515	PepsiCo, Inc.	9,242,084
		14,112,555
	Biotechnology — 4.1%
43,532	AbbVie, Inc. (b)	9,467,775
18,941	Amgen, Inc.	6,664,391
1,754	Argenx SE, ADR (a)	1,280,858
73,468	Genmab A/S, ADR (a)	1,971,146
36,433	Gilead Sciences, Inc.	5,077,667
39,579	Incyte Corp. (a)	3,725,175
16,085	Ionis Pharmaceuticals, Inc. (a)	1,207,823
8,527	Natera, Inc. (a)	1,705,315
7,431	Neurocrine Biosciences, Inc. (a)	978,960
		32,079,110
	Broadline Retail — 4.6%
2,882	Alibaba Group Holding Ltd., ADR	361,576
151,437	Amazon.com, Inc. (a) (b)	31,539,784
33,805	eBay, Inc.	3,076,931
10,614	Ollie’s Bargain Outlet Holdings, Inc. (a)	976,912
		35,955,203
	Capital Markets — 3.1%
23,656	Bank of New York Mellon (The) Corp.	2,806,311
114,888	BGC Group, Inc., Class A	1,123,605
26,579	CME Group, Inc. (b)	7,850,108
9,360	Interactive Brokers Group, Inc., Class A	627,775
3,344	Morningstar, Inc.	565,303
30,146	Nasdaq, Inc.	2,559,094
11,586	Northern Trust Corp.	1,617,058
53,684	Robinhood Markets, Inc., Class A (a)	3,720,301

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
2,540	S&P Global, Inc.	$1,080,364
12,940	SEI Investments Co.	1,015,402
5,799	Tradeweb Markets, Inc., Class A	682,310
		23,647,631
	Chemicals — 1.0%
6,366	Air Products and Chemicals, Inc.	1,849,260
20,628	Corteva, Inc.	1,726,770
13,003	Ecolab, Inc.	3,459,058
12,770	International Flavors & Fragrances, Inc.	926,463
		7,961,551
	Commercial Services & Supplies — 0.2%
3,822	RB Global, Inc.	366,339
51,169	Tetra Tech, Inc.	1,541,210
		1,907,549
	Communications Equipment — 3.1%
261,909	Cisco Systems, Inc. (b)	20,321,520
12,546	F5, Inc. (a)	3,629,934
33,926	Telefonaktiebolaget LM Ericsson, ADR	382,346
		24,333,800
	Consumer Finance — 0.3%
7,144	American Express Co.	2,160,917
	Consumer Staples Distribution & Retail — 5.3%
6,203	Casey’s General Stores, Inc.	4,514,916
26,006	Costco Wholesale Corp. (b)	25,913,159
13,240	Dollar Tree, Inc. (a)	1,449,912
73,272	Walmart, Inc. (b)	9,106,244
		40,984,231
	Containers & Packaging — 0.4%
18,871	Amcor PLC	750,122
22,675	International Paper Co.	809,498
3,954	Packaging Corp. of America	839,118
24,860	Smurfit Westrock PLC	990,671
		3,389,409
	Diversified Consumer Services — 0.1%
2,957	Grand Canyon Education, Inc. (a)	502,779
	Electric Utilities — 0.9%
55,399	Alliant Energy Corp.	3,975,432
29,605	Evergy, Inc.	2,425,242
9,623	NextEra Energy, Inc.	893,784
		7,294,458
	Electrical Equipment — 0.6%
3,993	GE Vernova, Inc.	3,485,490
10,391	Nextpower, Inc., Class A (a)	1,252,635
		4,738,125
	Electronic Equipment, Instruments & Components — 1.0%
4,615	Advanced Energy Industries, Inc.	1,489,307
3,277	CDW Corp.	396,582
7,678	Cognex Corp.	376,145

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
33,513	Flex Ltd. (a)	$2,193,761
4,417	Itron, Inc. (a)	395,896
8,016	Littelfuse, Inc.	2,720,230
		7,571,921
	Energy Equipment & Services — 0.3%
21,871	SLB Ltd.	1,123,951
13,247	Weatherford International PLC	1,252,901
		2,376,852
	Entertainment — 2.6%
208,770	Netflix, Inc. (a) (b)	20,073,236
810	Spotify Technology S.A. (a)	392,777
		20,466,013
	Financial Services — 0.5%
10,710	Fidelity National Information Services, Inc.	502,406
9,964	Fiserv, Inc. (a)	555,991
18,953	Jack Henry & Associates, Inc.	2,995,332
		4,053,729
	Ground Transportation — 0.3%
8,713	J.B. Hunt Transport Services, Inc.	1,846,285
5,278	Uber Technologies, Inc. (a)	379,646
		2,225,931
	Health Care Equipment & Supplies — 0.3%
21,286	Hologic, Inc. (a)	1,609,009
4,009	ResMed, Inc.	899,940
		2,508,949
	Health Care Providers & Services — 0.5%
30,996	Guardant Health, Inc. (a)	2,863,100
14,328	HealthEquity, Inc. (a)	1,197,391
		4,060,491
	Health Care Technology — 0.1%
15,945	Waystar Holding Corp. (a)	384,434
	Hotels, Restaurants & Leisure — 0.6%
9,192	Expedia Group, Inc.	2,122,341
2,203	McDonald’s Corp.	684,670
54,665	Sportradar Group AG, Class A (a)	915,092
5,042	Texas Roadhouse, Inc.	832,636
		4,554,739
	Household Durables — 0.1%
1,577	Cavco Industries, Inc. (a)	763,725
	Household Products — 0.3%
18,335	Procter & Gamble (The) Co.	2,648,307
	Independent Power and Renewable Electricity Producers — 0.3%
7,634	Talen Energy Corp. (a)	2,437,002
	Insurance — 0.9%
20,167	Arch Capital Group Ltd. (a)	1,935,830
7,310	Cincinnati Financial Corp.	1,150,229
4,744	Erie Indemnity Co., Class A	1,192,215

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
9,463	Marsh & McLennan Cos., Inc.	$1,641,357
2,752	Progressive (The) Corp.	545,556
1,521	Willis Towers Watson PLC	442,155
		6,907,342
	Interactive Media & Services — 6.5%
53,687	Alphabet, Inc., Class A (b)	15,438,234
53,743	Alphabet, Inc., Class C (b)	15,416,717
4,477	Baidu, Inc., ADR (a)	498,827
33,398	Meta Platforms, Inc., Class A (b)	19,107,998
		50,461,776
	IT Services — 2.0%
6,672	Akamai Technologies, Inc. (a)	766,279
33,740	Amdocs Ltd.	2,201,872
4,512	International Business Machines Corp.	1,093,664
2,194	MongoDB, Inc. (a)	537,025
4,870	Okta, Inc. (a)	383,318
58,640	Shopify, Inc., Class A (a)	6,955,877
15,497	VeriSign, Inc.	3,848,835
		15,786,870
	Life Sciences Tools & Services — 0.8%
31,773	Bio-Techne Corp.	1,660,457
28,495	Illumina, Inc. (a)	3,512,294
1,524	Medpace Holdings, Inc. (a)	731,809
		5,904,560
	Machinery — 1.6%
8,387	Caterpillar, Inc.	5,941,854
10,584	Lincoln Electric Holdings, Inc.	2,636,263
6,468	Nordson Corp.	1,720,876
1,538	Parker-Hannifin Corp.	1,376,879
12,669	Symbotic, Inc. (a)	673,991
		12,349,863
	Metals & Mining — 0.5%
5,867	Royal Gold, Inc.	1,493,093
6,311	Southern Copper Corp.	1,085,871
5,680	Steel Dynamics, Inc.	1,022,400
		3,601,364
	Multi-Utilities — 0.3%
7,889	Consolidated Edison, Inc.	892,877
9,713	Public Service Enterprise Group, Inc.	786,268
7,073	WEC Energy Group, Inc.	818,841
		2,497,986
	Oil, Gas & Consumable Fuels — 2.4%
79,687	BP PLC, ADR	3,745,289
5,480	Chevron Corp.	1,133,812
6,918	DT Midstream, Inc.	931,647
6,891	Exxon Mobil Corp.	1,169,127
29,041	Kinder Morgan, Inc.	973,745
3,928	Marathon Petroleum Corp.	959,139

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
24,652	MPLX, L.P. (c)	$1,406,890
5,750	Phillips 66	1,047,535
20,287	Shell PLC, ADR	1,886,691
4,782	Targa Resources Corp.	1,198,991
28,741	TotalEnergies SE	2,614,856
4,587	Valero Energy Corp.	1,133,356
		18,201,078
	Passenger Airlines — 0.3%
34,006	Ryanair Holdings PLC, ADR	1,965,547
	Pharmaceuticals — 0.6%
6,279	Johnson & Johnson	1,534,839
61,816	Royalty Pharma PLC, Class A	2,965,313
		4,500,152
	Professional Services — 0.8%
32,848	ExlService Holdings, Inc. (a)	1,000,222
11,185	Exponent, Inc.	729,821
10,182	Paylocity Holding Corp. (a)	1,100,064
11,135	RELX PLC, ADR	369,125
38,639	SS&C Technologies Holdings, Inc.	2,610,837
		5,810,069
	Real Estate Management & Development — 0.2%
8,864	Colliers International Group, Inc.	947,473
6,134	FirstService Corp.	852,258
		1,799,731
	Retail REITs — 0.3%
26,793	Regency Centers Corp.	2,027,158
	Semiconductors & Semiconductor Equipment — 22.7%
135,853	Advanced Micro Devices, Inc. (a)	27,636,576
29,282	Amkor Technology, Inc.	1,318,569
33,065	Applied Materials, Inc.	11,301,286
8,345	Astera Labs, Inc. (a)	914,612
73,130	Broadcom, Inc. (b)	22,634,466
16,062	Cirrus Logic, Inc. (a)	2,322,886
113,034	Intel Corp. (a)	4,988,190
18,436	Kulicke & Soffa Industries, Inc.	1,211,614
51,848	Lam Research Corp.	11,077,844
6,148	MACOM Technology Solutions Holdings, Inc. (a)	1,365,286
40,863	Micron Technology, Inc.	13,805,156
8,549	MKS, Inc.	1,964,646
4,525	Monolithic Power Systems, Inc.	4,947,409
334,648	NVIDIA Corp. (b)	58,362,611
13,318	Qorvo, Inc. (a)	1,030,813
37,144	Rambus, Inc. (a)	3,195,498
22,110	SolarEdge Technologies, Inc. (a)	1,128,716
33,151	Texas Instruments, Inc.	6,435,935
		175,642,113
	Software — 6.3%
20,674	ACI Worldwide, Inc. (a)	847,841

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
10,531	Alarm.com Holdings, Inc. (a)	$454,834
5,319	Appfolio, Inc., Class A (a)	839,445
21,192	AppLovin Corp., Class A (a)	8,434,416
56,491	Bentley Systems, Inc., Class B	1,983,964
12,520	Blackbaud, Inc. (a)	483,397
10,828	BlackLine, Inc. (a)	400,636
83,152	CCC Intelligent Solutions Holdings, Inc. (a)	498,912
38,055	Cellebrite DI Ltd. (a)	524,398
9,504	Commvault Systems, Inc. (a)	740,267
8,158	Docusign, Inc. (a)	386,771
433	Fair Isaac Corp. (a)	462,245
27,470	Gen Digital, Inc.	517,260
7,908	InterDigital, Inc.	2,388,216
15,984	Manhattan Associates, Inc. (a)	2,127,790
11,512	Nice Ltd., ADR (a)	1,269,313
26,156	Open Text Corp.	581,709
8,323	Oracle Corp.	1,224,396
111,507	Palantir Technologies, Inc., Class A (a) (b)	16,311,244
20,497	Pegasystems, Inc.	872,352
4,063	Qualys, Inc. (a)	356,934
48,200	SailPoint, Inc. (a)	638,168
23,027	SAP SE, ADR	3,942,453
5,021	ServiceTitan, Inc., Class A (a)	318,633
19,254	Tenable Holdings, Inc. (a)	325,681
16,621	Trimble, Inc. (a)	1,084,188
1,108	Tyler Technologies, Inc. (a)	379,357
8,543	Zoom Communications, Inc. (a)	686,772
		49,081,592
	Specialized REITs — 0.8%
5,284	Equinix, Inc.	5,179,588
47,806	Weyerhaeuser Co.	1,167,901
		6,347,489
	Specialty Retail — 0.9%
8,023	Five Below, Inc. (a)	1,833,095
2,389	Home Depot (The), Inc.	785,718
9,438	TJX (The) Cos., Inc.	1,507,249
35,365	Tractor Supply Co.	1,602,034
1,841	Ulta Beauty, Inc. (a)	962,309
		6,690,405
	Technology Hardware, Storage & Peripherals — 8.9%
236,825	Apple, Inc. (b)	60,103,817
22,739	Seagate Technology Holdings PLC	8,908,230
		69,012,047
	Tobacco — 0.1%
2,331	Philip Morris International, Inc.	385,408
	Wireless Telecommunication Services — 1.4%
52,713	T-Mobile US, Inc. (b)	11,071,311
	Total Common Stocks	746,974,478
	(Cost $624,797,185)

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 4.1%
31,446,854	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (d)	$31,446,854
	(Cost $31,446,854)
	Total Investments — 100.4%	778,421,332
	(Cost $656,244,039)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
	Call Options Written — (0.5)%
(36)	Nasdaq -100 Index®	$(85,464,684)	$24,400.00	04/17/26	(655,308)
(40)	Nasdaq -100 Index®	(94,960,760)	24,500.00	04/17/26	(628,800)
(38)	Nasdaq -100 Index®	(90,212,722)	24,900.00	04/17/26	(211,622)
(37)	Nasdaq -100 Index®	(87,838,703)	25,000.00	04/17/26	(168,350)
(70)	Nasdaq -100 Index®	(166,181,330)	25,000.00	05/15/26	(1,782,900)
	Total Written Options				(3,446,980)
	(Premiums received $14,230,484)
	Net Other Assets and Liabilities — 0.1%				430,625
	Net Assets — 100.0%				$775,404,977

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At March 31, 2026, the value of these securities amounts to $174,123,765.
(c)	Security is a Master Limited Partnership.
(d)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$746,974,478	$746,974,478	$—	$—
Money Market Funds	31,446,854	31,446,854	—	—
Total Investments	$778,421,332	$778,421,332	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,446,980)	$(3,446,980)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
March 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.